UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   65 East 55th Street, 19th Floor
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020
Signature, Place, and Date of Signing:

  Timothy I. Levart  New York    August 14, 2012


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            	 0

Form 13F Information Table Entry Total:         52
Form 13F Information Table Value Total:         1,354,483  (X 1,000)



CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:



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                                                                FORM 13F INFORMATION TABLE

					Title of 		 Value 	      Shares/	    SH/     PUT/  Invtmnt  Other	 Voting Authority
Issuer					Class	  CUSIP		 * $1000      PRN Amount    PRN     CALL  Dscretn  Mgrs  Sole    Shared  None
Amylin Pharmaceuticals Inc              CS        032346108      141            5,000               CALL   SOLE          5,000
Amylin Pharmaceuticals Inc              CS        032346108      14,514         514,135      SH            SOLE          514,135
Andina Acquisition Corp                 CS        G0440W118      2,129          215,000      SH            SOLE          215,000
Ariba Inc                               CS        04033V203      17,449         390,000      SH            SOLE          390,000
Catalyst Health Solutions Inc           CS        14888B103      5,139          55,000       SH            SOLE          55,000
CenturyLink Inc                         CS        156700106      5,103          129,210      SH            SOLE          129,210
China Unicom Hong Kong Ltd              CS        16945R104      1,493          119,000      SH            SOLE          119,000
Corrections Corp of America             CS        22025Y407      3,843          130,500      SH            SOLE          130,500
CSX Corp                                CS        126408103      17,426         779,356      SH            SOLE          779,356
Delphi Automotive PLC                   CS        G27823106      9,372          367,546      SH            SOLE          367,546
Dollar Thrifty Automotive Group         CS        256743105      9,926          122,609      SH            SOLE          122,609
Duke Energy Corp                        CS        26441C204      26,807         1,162,487    SH            SOLE          1,162,487
Fairpoint Communications Inc            CS        305560302      352            57,267       SH            SOLE          57,267
Ford Motor Co                           WT        345370134      11,200         10,000,000   SH            SOLE          10,000,000
Forum Energy Technologies Inc           CS        34984V100      492            25,000       SH            SOLE          25,000
Gen-Probe Inc                           CS        36866T103      136,889        1,665,517    SH            SOLE          1,665,517
Geo Group Inc/The                       CS        36159R103      2,422          106,600      SH            SOLE          106,600
Global Eagle Acquisition Corp           WT        37951D110      209            835,000      SH            SOLE          835,000
Global Eagle Acquisition Corp           CS        37951D102      8,305          850,000      SH            SOLE          850,000
Goodrich Corp                           CS        382388106      630,081        4,965,177    SH            SOLE          4,965,177
Google Inc                              CS        38259P508      2,842          4,900        SH            SOLE          4,900
Grifols SA                              CS        398438309      2,534          264,193      SH            SOLE          264,193
Hampton Roads Bankshares Inc            CS        409321502      3,603          3,305,343    SH            SOLE          3,305,343
Hertz Global Holdings Inc               CS        42805T105      17,740         1,385,944    SH            SOLE          1,385,944
Hologic Inc                             CS        436440101      1,978          109,600      SH            SOLE          109,600
Human Genome Sciences Inc               CS        444903108      42,799         3,262,084    SH            SOLE          3,262,084
Interpublic Group of Cos Inc/T          CS        460690100      18,527         1,707,565    SH            SOLE          1,707,565
Barclays iPATH S&P 500 VIX              IPTH S&P  06740C261      1,179          77,500       SH            SOLE          77,500
Kinder Morgan Inc/Delaware              CS        49456B101      7,624          236,635      SH            SOLE          236,635
Kinder Morgan Inc                       WT        49456B119      773            357,950      SH            SOLE          357,950
Lincare Holdings Inc                    CS        532791100      1,599          47,010       SH            SOLE          47,010
Melco Crown Entertainment Ltd           CS        585464100      2,231          193,800      SH            SOLE          193,800
Metlife Inc                             CNVPFD    59156R116      61,589         1,000,000    SH            SOLE          1,000,000
Micron Technology Inc                   CS        595112103      15,725         2,500,000           PUT    SOLE          2,500,000
Micron Technology Inc                   CS        595112103      1,258          200,000      SH            SOLE          200,000
Monster Worldwide Inc                   CS        611742107      1,398          168,222      SH            SOLE          168,222
Pfizer Inc                              CS        717081103      41,292         1,795,321    SH            SOLE          1,795,321
Pioneer Nat Res Co 2.875% 1/15/38       CB        723787AH0      45,137         30,500,000   PRN           SOLE          30,500,000
Progress Energy Inc                     CS        743263105      10,103         167,900             PUT    SOLE          167,900
Progress Energy Inc                     CS        743263105      14,806         246,065      SH            SOLE          246,065
Radian Group Inc 3% 11/15/17            CB        750236AK7      24,721         42,000,000   PRN           SOLE          42,000,000
Radian Group Inc                        CS        750236101      3,356          1,020,000    SH            SOLE          1,020,000
ROI Acquisition Corp                    CS        74966A203      3,546          360,000      SH            SOLE          360,000
Signet Jewelers Ltd                     CS        G81276100      6,607          150,116      SH            SOLE          150,116
Solutia Inc                             CS        834376501      48,710         1,736,533    SH            SOLE          1,736,533
SPDR S&P 500 ETF Trust                  TR UNIT   78462F103      1,245          9,149        SH            SOLE          9,149
Standard Pacific Corp 6% 10/1/12        CB        853763AA8      8,034          7,932,000    PRN           SOLE          7,932,000
Trio Merger Corp                        CS        896697109      2,925          300,000      SH            SOLE          300,000
Tyson Foods Inc 3.25% 10/15/13          CB        902494AP8      41,792         34,500,000   PRN           SOLE          34,500,000
United Continental Holdings In          CS        910047109      4,142          170,257      SH            SOLE          170,257
Universal Business Payment Sol          CS        913384202      3,605          598,800      SH            SOLE          598,800
Warner Chilcott PLC                     CS        G94368100      7,771          433,416      SH            SOLE          433,416
                                                                 1,354,483


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